Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit for the year	$ 86,053	$ 11,138	$ 81,999
Adjustments to reconcile profit for the year to net cash provided by (used in) operating activities:
Depreciation of equipment and leasehold improvements	2,854	1,282	1,578
Amortization of intangible assets	702	1,176	838
Gain on sale of investment properties	(500)	0	0
Impairment loss on financial instruments	430	57,515	9,439
(Gain) loss, net on sale of financial assets at fair value through OCI	(186)	(194)	(249)
Amortization of premium and discount related to securities at amortized cost	1,037	698	732
Compensation cost - share-based payment	1,782	1,051	296
Net changes in hedging position	(18,273)	12,403	(1,833)
Loss for disposal of equipment and leasehold improvements	22	24	2,205
Loss for derecognition of intangible assets	0	2,705	16
Impairment on investment properties at fair value through profit or loss	0	3,849	0
Impairment loss on other assets	0	3,464	0
Unrealized loss on investment instrument "debenture" measured at fair value through profit or loss	2,258	0	0
Interest income	(273,682)	(258,490)	(226,079)
Interest expense	164,167	148,747	106,264
Net decrease (increase) in operating assets:
Pledged deposits	21,008	13,781	8,571
Loans	(111,967)	(305,464)	479,226
Other assets	7,891	(6,449)	(269)
Net increase (decrease) in operating liabilities:
Due to depositors	(78,822)	41,978	125,992
Financial liabilities at fair value through profit or loss	0	0	(24)
Other liabilities	3,074	(6,432)	(4,695)
Cash flows provided by (used in) operating activities	(192,152)	(277,218)	584,007
Interest received	274,031	242,276	239,394
Interest paid	(174,311)	(138,646)	(107,051)
Net cash (used in) provided by operating activities	(92,432)	(173,588)	716,350
Cash flows from investing activities:
Acquisition of equipment and leasehold improvements	(1,028)	(603)	(2,654)
Acquisition of intangible assets	(496)	(58)	(3,370)
Profit on sale of investment property	500	1,270	0
Proceeds from the sale of securities at fair value through OCI	14,037	0	17,040
Proceeds from the redemption of securities at fair value through OCI	8,094	4,635	0
Proceeds from redemption of securities at amortized cost	28,274	9,807	17,526
Purchases of securities at fair value through OCI	0	(9,875)	(8,402)
Purchases of securities at amortized cost	(18,316)	(26,701)	(9,978)
Net cash provided by (used in) investing activities	31,065	(21,525)	10,162
Cash flows from financing activities:
Increase in securities sold under repurchase agreements	764	39,767	0
Net increase (decrease) in short-term borrowings and debt	(428,611)	950,259	(396,205)
Proceeds from long-term borrowings and debt	371,536	609,017	219,905
Repayments of long-term borrowings and debt	(368,843)	(256,173)	(883,476)
Payments of lease liabilities	(1,072)	0	0
Dividends paid	(58,881)	(61,539)	(60,605)
Exercised stock options	0	3,609	4,977
Repurchase of common stock	0	(2,442)	(27)
Net cash (used in) provided by financing activities	(485,107)	1,282,498	(1,115,431)
(Decrease) increase net in cash and cash equivalents	(546,474)	1,087,385	(388,919)
Cash and cash equivalents at beginning of the year	1,706,192	618,807	1,007,726
Cash and cash equivalents at end of the year	$ 1,159,718	$ 1,706,192	$ 618,807